Supplementary Cash Flow Information (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Supplementary cash flow information:
Cash paid for interest	$ 108,898	$ 128,915
Cash paid for income taxes, net of tax refund	242,776	261,695
Cash inflow for income taxes from stock option exercises	4,980	2,378
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(874,302)	(186,560)
Liabilities assumed	37,555	11,303
Noncontrolling interest	1,441	5,741
Notes assumed in connection with acquisition	1,731	11,009
Cash paid	(833,575)	(158,507)
Less cash acquired	12,435	1,678
Net cash paid for acquisitions	$ (821,140)	$ (156,829)